Business Combinations (Narrative) (Details)	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2010 JPY (¥)	Sep. 30, 2009 JPY (¥)	Mar. 31, 2009 JPY (¥)	Sep. 30, 2009 Nomura Global Markets Segment [Member] JPY (¥)	Sep. 30, 2009 Investment Banking Segment [Member] JPY (¥)	Sep. 30, 2009 Lehman Brothers Fixed Income Securities Private Limited [Member] JPY (¥)
Business acquisition date	October 2008
Increase in goodwill due to business combinations		¥ 13,003,000,000
Goodwill, Business acquisition			23,224,000,000		15,000,000,000	8,000,000,000
Incurred acquisition cost							48,159,000,000
Assumed liabilities							26,241,000,000
Total restructuring costs		2,000,000,000		7,000,000,000
Shares purchased	$ 38,000,000,000